Changes in accounting policies (Tables)	6 Months Ended
Apr. 30, 2021
Text block [abstract]
Disclosure of Detailed Information about Derivatives and Non Derivative Financial Assets and Liabilities
The following table presents the approximate notional amounts of our derivatives and the gross outstanding balances of our non-derivative
financial assets and financial liabilities that are indexed to USD LIBOR, GBP LIBOR and other benchmark rates as at November 1, 2020 with a maturity date beyond December 31, 2021, that are expected to be affected by IBOR reform.

	Notional/gross outstanding amounts (1)(2)(3)
$ billions, as at November 1, 2020	USD LIBOR		GBP LIBOR	Others (4)
	Maturing after December 31, 2021 and before June 30, 2023	Maturing after June 30, 2023 (5)	Maturing after December 31, 2021
Non-derivative financial assets
Securities	$4.0	$1.9	$–	$–
Loans	18.6	21.2	2.4	–
	22.6	23.1	2.4	–
Non-derivative financial liabilities
Secured borrowing deposits and subordinated indebtedness	–	0.1	1.1	–
Other deposits	0.8	1.0	–	–
	0.8	1.1	1.1	–
Derivatives	276.4	463.3	70.4	33.3
(1)
Excludes financial instruments which reference rates in multi-rate jurisdictions, including Canadian Dollar Offered Rate (CDOR), Euro Interbank Offered Rate (EURIBOR) and Australian Bank Bill Swap Rate. While the
6-month
and
12-month
tenors of CDOR discontinued on May 17, 2021, we did not hold material positions referencing these tenors as at November 1, 2020. Other tenors of CDOR are expected to continue.

(2)
The table excludes undrawn loan commitments.
As at November 1, 2020, the
total outstanding undrawn loan commitments that are potentially subject to the transition with a maturity date beyond December 31, 2021 are estimated to be $53.1 billion, including $52.1 billion which can be drawn in USD LIBOR and $1.0 billion which can be drawn in GBP LIBOR.

(3)	For cross currency swaps for which both legs reference benchmark rates that are subject to transition, the relevant notional amount for each leg has been included in the table above.
(4)	Includes exposures indexed to JPY LIBOR, CHF LIBOR and EUR LIBOR.
(5)
As at April 30, 2021, our USD LIBOR exposure excluding undrawn commitments, with a maturity date beyond June 30, 2023 was approximately $614.9 billion. In addition, undrawn loan commitments which can potentially be drawn in USD LIBOR with a maturity date beyond June 30, 2023 were approximately $31.1 billion.